Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.5%)
AT&T, Inc.	61,563	925
Comcast Corp. - Class A	64,944	2,880
Meta Platforms, Inc. - Class A *	4,402	1,321
News Corp. - Class A	578,160	11,598
News Corp. - Class B	62,702	1,309
Verizon Communications, Inc.	123,925	4,016
The Walt Disney Co. *	91,168	7,389

Total		29,438

Consumer Discretionary (4.2%)
Best Buy Co., Inc.	39,489	2,743
Dr. Ing. h.c. F. Porsche AG - Preference Shares	47,244	4,445
Kohl’s Corp.	124,847	2,617
Las Vegas Sands Corp.	122,399	5,611
Mattel, Inc. *	205,659	4,531
The TJX Cos., Inc.	28,381	2,523
Volkswagen AG, ADR	486,405	5,574

Total		28,044

Consumer Staples (8.4%)
Colgate-Palmolive Co.	53,800	3,826
Conagra Brands, Inc.	296,809	8,138
Constellation Brands, Inc. - Class A	11,900	2,991
Dollar General Corp.	11,700	1,238
Kenvue, Inc.	305,887	6,142
Kimberly-Clark Corp.	58,011	7,011
Mondelez International, Inc.	13,400	930
Philip Morris International, Inc.	132,216	12,240
Tyson Foods, Inc. - Class A	112,238	5,667
Walmart, Inc.	47,612	7,615

Total		55,798

Energy (9.6%)
Chevron Corp.	14,699	2,479
Enbridge, Inc.	84,235	2,796
EOG Resources, Inc.	52,223	6,620
EQT Corp.	69,900	2,836
Exxon Mobil Corp.	94,935	11,162
Hess Corp.	45,100	6,900
Suncor Energy, Inc.	81,700	2,809
TC Energy Corp.	110,493	3,802
TotalEnergies SE, ADR	333,059	21,902
The Williams Cos., Inc.	67,800	2,284

Total		63,590

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials (20.6%)
American International Group, Inc.	269,784	16,349
Apollo Global Management, Inc.	23,864	2,142
Bank of America Corp.	109,899	3,009
The Bank of New York Mellon Corp.	28,900	1,233
The Carlyle Group, Inc.	50,400	1,520
The Charles Schwab Corp.	145,727	8,000
Chubb, Ltd.	69,798	14,531
Citigroup, Inc.	74,911	3,081
Equitable Holdings, Inc.	395,036	11,215
Fifth Third Bancorp	275,073	6,968
The Goldman Sachs Group, Inc.	6,080	1,967
The Hartford Financial Services Group, Inc.	92,264	6,542
Huntington Bancshares, Inc.	573,971	5,969
JPMorgan Chase & Co.	45,859	6,651
Loews Corp.	114,620	7,257
MetLife, Inc.	159,472	10,032
Morgan Stanley	36,758	3,002
The PNC Financial Services Group, Inc.	6,414	787
State Street Corp.	10,369	694
U.S. Bancorp	208,355	6,888
Wells Fargo & Co.	457,501	18,694

Total		136,531

Health Care (16.6%)
AbbVie, Inc.	43,784	6,526
AstraZeneca PLC, ADR	64,861	4,392
Becton Dickinson and Co.	54,226	14,019
Biogen, Inc. *	8,303	2,134
Cardinal Health, Inc.	13,275	1,152
Centene Corp. *	23,849	1,643
Cigna Corp.	25,681	7,347
CVS Health Corp.	110,711	7,730
Elevance Health, Inc.	34,908	15,200
GE HealthCare Technologies, Inc.	52,432	3,567
Humana, Inc.	2,100	1,022
Johnson & Johnson	57,168	8,904
Medtronic PLC	83,660	6,556
Merck & Co., Inc.	58,805	6,054
Pfizer, Inc.	200,092	6,637
Sanofi	105,209	5,643
Viatris, Inc.	435,500	4,294
Zimmer Biomet Holdings, Inc.	63,953	7,177

Total		109,997

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials (11.6%)
3M Co.	14,516	1,359
The Boeing Co. *	45,837	8,786
Cummins, Inc.	8,767	2,003
Flowserve Corp.	15,375	611
General Electric Co.	140,796	15,565
L3Harris Technologies, Inc.	61,072	10,634
Norfolk Southern Corp.	18,500	3,643
Siemens AG, ADR	94,514	6,753
Southwest Airlines Co.	210,000	5,685
Stanley Black & Decker, Inc.	87,206	7,289
Stericycle, Inc. *	79,613	3,559
Union Pacific Corp.	16,200	3,299
United Parcel Service, Inc. - Class B	48,676	7,587

Total		76,773

Information Technology (9.0%)
Accenture PLC - Class A	11,100	3,409
Advanced Micro Devices, Inc. *	3,700	380
Applied Materials, Inc.	51,571	7,140
Cisco Systems, Inc.	26,019	1,399
Fiserv, Inc. *	64,047	7,235
Microsoft Corp.	34,162	10,787
QUALCOMM, Inc.	142,240	15,797
Samsung Electronics Co., Ltd.	98,079	4,969
TE Connectivity, Ltd.	20,773	2,566
Texas Instruments, Inc.	35,416	5,631

Total		59,313

Materials (3.8%)
CF Industries Holdings, Inc.	164,321	14,089
International Flavors & Fragrances, Inc.	24,148	1,646
International Paper Co.	250,979	8,902
RPM International, Inc.	7,925	752

Total		25,389

Real Estate (4.0%)
Equity Residential	158,072	9,281
Lamar Advertising Co. - Class A	3,700	309
Rayonier, Inc.	178,920	5,092
Vornado Realty Trust	11,300	256
Welltower, Inc.	15,750	1,290
Weyerhaeuser Co.	341,420	10,468

Total		26,696

Equity Income Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Utilities (6.4%)
Ameren Corp.	35,718	2,673
Dominion Energy, Inc.	197,325	8,814
NextEra Energy, Inc.	78,109	4,475
NiSource, Inc.	41,446	1,023
PG&E Corp. *	59,424	959
Sempra Energy	79,890	5,435
The Southern Co.	294,040	19,030

Total		42,409

Total Common Stocks (Cost: $557,960)		653,978

Convertible Preferred Stocks (0.3%)
Utilities (0.3%)
NextEra Energy, Inc., 6.926%, 8/28/25	28,779	1,089
NiSource, Inc., 7.750%, 2/29/24	6,778	660

Total		1,749

Total Convertible Preferred Stocks (Cost: $2,081)		1,749

Total Investments (99.0%) (Cost: $560,041)@		655,727

Other Assets, Less Liabilities (1.0%)		6,529

Net Assets (100.0%)		662,256

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $560,041 and the net unrealized appreciation of investments based on that cost was $95,686 which is comprised of $133,994 aggregate gross unrealized appreciation and $38,308 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Common Stocks

Information Technology	$54,344	$4,969	$—

All Others	594,665	—	—

Convertible Preferred Stocks	1,749	—	—

Total Assets:	$650,758	$4,969	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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